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November 30, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Attn:    Ms. Patsy Mengiste
         Document Control - EDGAR

RE:      Strategist Growth and Income Fund, Inc.
         File No. 33-63907/811-07403

Dear Ms. Mengiste:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement of Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,

STRATEGIST GROWTH AND INCOME FUND, INC.




Eileen J. Newhouse
Secretary

EJN/EN/rdh